Subsequent events (Details) - USD ($)	Feb. 23, 2024	Jan. 31, 2024	Dec. 31, 2023	Oct. 31, 2023	Sep. 30, 2023	Jul. 31, 2023	Apr. 30, 2023	Mar. 31, 2023
Subsequent Event [Line Items]
Share repurchase program, authorized amount			$ 250,000	$ 500,000	$ 650,000	$ 500,000	$ 500,000	$ 500,000
Subsequent event
Subsequent Event [Line Items]
Share repurchase program, authorized amount	$ 500,000,000
Subsequent event | 5.100% Senior Unsecured Debt Due 2029 | Unsecured
Subsequent Event [Line Items]
Aggregate principal amount		$ 800,000,000
Debt instrument, interest rate (in percentage)		5.10%
Subsequent event | 5.300% Senior Unsecured Debt Due 2034 | Unsecured
Subsequent Event [Line Items]
Aggregate principal amount		$ 700,000,000
Debt instrument, interest rate (in percentage)		5.30%